Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2025
Significant Contingencies And Unrecognized Contract Commitments [Abstract]
Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	As of December 31, 2025, amounts available under unused letters of credit were NT$0.2 billion.

(2)
As of December 31, 2025, the Company entrusted financial institutions to open performance guarantee, mainly related to the contract liabilities, customs tax and electricity supply guarantee, amounting to NT$1.5 billion.

(3)
The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$4.4 billion. As of December 31, 2025, the portion of royalties and development fees not yet recognized was NT$1.4 billion.

(4)
The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2025, these construction contracts amounted to approximately NT$24.2 billion and the portion of the contracts not yet recognized was approximately NT$5.5 billion.

(5)	The Company entered into several wafer fabrication contracts with its customers. According to the contracts, the Company shall provide agreed production capacity with the customers.

(6)
The Company has entered into long-term contracts with multiple suppliers for the purchase of renewable energy. The relative duration, anticipated quantity and pricing of the energy purchase are specified in the contracts.